Borrowings and Debt Securities : Short-term borrowings (Details) ₱ in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PHP (₱)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)
Disclosure of detailed information about Short-term borrowings [Line Items]
Short-term borrowings	₩ 860,602	₩ 1,038,328
Local short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	KTB Investment and securities and others	KTB Investment and securities and others
Borrowings interest rate	2.05~2.51	1.57~2.47
Borrowings, maturity	2019.01.04~ 2019.02.20	2018.01.12~ 2018.09.19
Short-term borrowings	₩ 674,000	₩ 686,561
Foreign short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	SCNT and others	SCNT and others
Borrowings interest rate	4.60~6.50	4.60~6.50
Borrowings, maturity	2019.12.03	2018.12.03
Short-term borrowings	₩ 10,013	₩ 9,594	$ 8,955		$ 8,955
Foreign short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	BDO Unibank	Export-import Bank of Korea
Borrowings interest rate	6.59	3M Libor+0.41~0.63
Borrowings, maturity	2020.12.17 (*) The contractual maturity is 2020 but is classified as short-term borrowing due to intention of early payment in 3 months after borrowing.	2018.12.18
Short-term borrowings	₩ 9,581	₩ 273,314		₱ 450,000		$ 327,259
Local bank overdraft
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Nonghyup Bank	Nonghyup Bank
Borrowings interest rate	2.59~3.09	3.04
Borrowings, maturity	2019.01.10~ 2019.12.31	2018.01.02
Short-term borrowings	₩ 142,773	₩ 51,300
Local bank overdraft
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Woori Bank	Woori Bank
Borrowings interest rate	Standard overdraft rate+1.09	Standard overdraft rate+1.12
Borrowings, maturity	2019.02.26	2018.02.27
Short-term borrowings	₩ 24,235	₩ 17,559